Statements of Cash Flows (USD $)	12 Months Ended		93 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (2,019,938)	$ (901,558)	$ (19,296,146)
Items not requiring an outlay of cash:
Issue of shares for services	0	0	584,500
Stock based compensation for options and warrants (included in general and administration expenses)	929,365	0	6,485,771
Recovery of accounts payable	(215,143)	0	(215,143)
Loss on cancellation of common stock	0	0	34,400
Amortization of plant and equipment	20,585	10,786	60,944
Amortization of debt discount	23,141	18,798	41,939
Amortization of deferred financing cost	10,916	24,244	35,160
Changes in non-cash working capital:
Prepaid expenses and other receivables	100,504	(69,285)	(7,200)
Deferred costs	(32,500)	0	(32,500)
Accounts payable and accrued liabilities*	(111,825)	(253,806)	422,010
NET CASH USED IN OPERATING ACTIVITIES	(1,294,895)	(1,170,821)	(11,886,265)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of Plant and Equipment	(147,219)	0	(205,992)
NET CASH USED IN INVESTING ACTIVITIES	(147,219)	0	(205,992)
CASH FLOWS FROM FINANCING ACTIVITIES
Net Proceeds from issuance of common shares	649,750	160,000	10,468,900
Proceeds from convertible debentures	910,000	878,328	1,788,328
Cancellation of common stock	0	0	(50,000)
Exercise of stock options	0	0	117,500
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,559,750	1,038,328	12,324,728
NET INCREASE (DECREASE) IN CASH FOR THE YEAR	117,636	(132,493)	232,471
Cash, beginning of Year	114,835	247,328	0
CASH, END OF YEAR	232,471	114,835	232,471
SUPPLEMENTAL INFORMATION:
INCOME TAXES PAID	0	0	0
INTEREST PAID	$ 0	$ 0	$ 0